DEBT (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 24, 2023	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2023
Proceeds from Convertible Debt		$ 4,050,000				$ 12,670,000
Amortization of Debt Discount (Premium)		$ 283,000	$ (67,000)			183,000
Debt instrument, interest rate							12.50%
Loan, amount due						$ 1,000,000
M2i Global Inc [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	10.00%
Proceeds from Convertible Debt	$ 250,000
Amortization of Debt Discount (Premium)	$ 20,000				$ 20,000
Debt payable due	Nov. 24, 2024				Oct. 30, 2025
Debt Instrument, Convertible, Conversion Price	$ 0.50
Debt Instrument, Redemption Price, Percentage	66.00%
Debt Instrument, Maturity Date, Description	The note contains certain default provisions which may increase the balance of the note by up to 150%. On November 22, 2024, the Company entered into an extension of this note payable from November 24, 2024 to May 24, 2025. On May 23, 2025, the Company entered into an extension of this note payable from May 24, 2025 to December 31, 2025.
Accrued interest				27,000	$ 27,000
Loans payable				54,000
Notes payable				102,953
Debt instrument, periodic payment, principal				15,058
Debt instrument, periodic payment				$ 8,790
Debt instrument, interest rate				10.24%
Loan amount				$ 0
M2i Global Inc [Member] | Executive Chairman [Member]
Accrued interest				17,229	31,761
Loans payable				38,542
Debt instrument, interest rate								7.00%
Loan, amount due				0	127,500
Repaid Loan				36,050
Loans payable				$ 0	$ 36,050
M2i Global Inc [Member] | Chief Executive Officer Former [Member]
Debt instrument, interest rate					8.00%
Payment of accumulated unpaid consultant fees					$ 302,960